Capital Disclosures	12 Months Ended
Aug. 31, 2020
Capital Disclosures [Abstract]
Capital Disclosures
5	Capital Disclosures

The company is not subject to any external restrictions on its capital.

The company’s objectives when managing capital are:

•	To maintain a flexible capital structure that optimizes the cost of capital at acceptable risk;
•	To sustain future development of the company, including research and development activities, market development and potential acquisitions of complementary businesses or products; and
•	To provide the company’s shareholders with an appropriate return on their investment.

No changes were made to the objectives and policies during the years ended August 31, 2019 and 2020.

The company defines its capital as shareholders’ equity, excluding accumulated other comprehensive loss. The capital of the company amounted to $224,075,000 and $216,337,000 as at August 31, 2019 and 2020 respectively.